Income Taxes (Summary of Total Income Tax Expense) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current income tax
Tax (recovery) expense for current year	$ 1,033	$ (38)
Adjustments in respect of prior years	(13)	(30)
Total current income tax (recovery) expense	1,020	(68)
Deferred income tax
Origination and reversal of temporary differences	(30)	72
Adjustments in respect of prior years	6	(58)
Change in recognition of tax losses and deductible temporary differences	(6)	(20)
Impact of tax rate changes	(1)	(3)
Total deferred income tax expense (recovery)	(31)	(9)
Income tax (recovery) expense included in net earnings	$ 989	$ (77)